Supplement to the

Fidelity® Blue Chip Growth Fund (FBGRX) and Fidelity Blue Chip Value Fund (FBCVX)

Fidelity Blue Chip Growth Fund is a Class of shares of Fidelity Blue Chip Growth Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

Sean Gavin has replaced Michael Chren as the portfolio manager of Fidelity Blue Chip Value Fund.

The following information replaces similar information found in the "Management Contracts" section beginning on page 41.

Sean Gavin is the portfolio manager of Fidelity Blue Chip Value Fund and receives compensation for his services. As of October 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Blue Chip Value Fund is based on the pre-tax investment performance of the fund measured against the Russell 1000 Value Index and the pre-tax investment performance of the fund within the Morningstar Large Value Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

BCF-BCVB-15-01  June 1, 2015
1.802077.116

The following table provides information relating to other accounts managed by Mr. Gavin as of October 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 1,467	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,435	none	none

* Includes Fidelity Blue Chip Value Fund ($333 (in millions) assets managed with performance-based advisory fees).

As of October 31, 2014, the dollar range of shares of Fidelity Blue Chip Value Fund beneficially owned by Mr. Gavin was $50,001 - $100,000.

The following information replaces similar information found in the "Description of the Trust" section on page 51.

Custodians. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of Fidelity Blue Chip Value Fund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Blue Chip Growth Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Blue Chip Value Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

Supplement to the

Fidelity Advisor® Real Estate Income Fund

Class A (FRINX), Class T (FRIQX), Class C (FRIOX), and Institutional Class (FRIRX)

Classes of shares of Fidelity® Real Estate Income Fund

A Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in the "Description of the Trust" section on page 50.

Custodians. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

REIA-REIIB-15-01  June 1, 2015
1.924863.102

Supplement to the
Fidelity Advisor® Real Estate Income Fund
Institutional Class
September 29, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

REII-15-01  June 1, 2015
1.928683.105

Supplement to the

Fidelity® Series Small Cap Opportunities Fund

Class F (FSOFX)

A Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

Anmol Mehra no longer serves as a co-manager of the fund.

The following information replaces similar information found in the "Description of the Trust" section on page 51.

Custodians. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

F-COM7B-15-01  June 1, 2015
1.907260.111

Supplement to the

Fidelity® Series Small Cap Opportunities Fund (FSOPX)

A Class of shares of Fidelity Series Small Cap Opportunities Fund

A Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

Anmol Mehra no longer serves as a co-manager of the fund.

The following information replaces the similar information found in the "Description of the Trust" section on page 51.

Custodians. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

SMOB-15-01  June 1, 2015
1.881197.110

Supplement to the
Fidelity Advisor® Small Cap Growth Fund
Institutional Class
September 29, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ASCPI-15-01  June 1, 2015
1.808093.119

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Small Cap Growth Fund	FCAGX	FCTGX	FCBGX	FCCGX	FCIGX
Fidelity Advisor Small Cap Value Fund	FCVAX	FCVTX	FCVBX	FCVCX	FCVIX

Fidelity Advisor Small Cap Growth Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Small Cap Growth Fund and Fidelity Advisor Small Cap Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Small Cap Value Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in the "Description of the Trust" section on page 54.

Custodians. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of Fidelity Small Cap Growth Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Fidelity Small Cap Value Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

ASCP-ASCVB-15-01  June 1, 2015
1.811503.110

Supplement to the

Fidelity® Small Cap Growth Fund (FCPGX) and Fidelity Small Cap Value Fund (FCPVX)

Fidelity Small Cap Growth Fund is a Class of shares of Fidelity Small Cap Growth Fund and Fidelity Small Cap Value Fund is a Class of shares of Fidelity Small Cap Value Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

The following information replaces the similar information found in the "Description of the Trust" section on page 51.

Custodians. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of Fidelity Small Cap Growth Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Fidelity Small Cap Value Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain offerings.

SCP-SCVB-15-01  June 1, 2015
1.811502.111

Supplement to the
Fidelity Advisor® Small Cap Value Fund
Institutional Class
September 29, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information supplements information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

FMR expects that Mr. Janssen will assume the role of lead portfolio manager on or about January 1, 2015, with Mr. Myers assuming the role of co-manager, and that Mr. Janssen will become sole portfolio manager on or about January 1, 2016.

ASCVI-15-01  June 1, 2015
1.808273.122